Schedule of Investments (unaudited)	iShares® Global Comm Services ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
SEEK Ltd.	24,527	$584,715
Telstra Corp. Ltd.	824,218	2,504,961
		3,089,676
Canada — 2.5%
BCE Inc.	62,978	3,276,479
Rogers Communications Inc., Class B, NVS	24,279	1,156,033
Shaw Communications Inc., Class B, NVS	30,938	938,938
TELUS Corp.	94,303	2,220,868
		7,592,318
China — 7.1%
NetEase Inc.	138,900	2,808,367
Tencent Holdings Ltd.	323,400	18,870,747
		21,679,114
Finland — 0.2%
Elisa OYJ	10,333	636,264

France — 1.2%
Orange SA	130,885	1,398,137
Publicis Groupe SA	16,315	1,099,207
Ubisoft Entertainment SA(a)	6,426	313,462
Vivendi SE	55,870	755,748
		3,566,554
Germany — 1.4%
Deutsche Telekom AG, Registered	234,985	4,341,932

Italy — 0.1%
Telecom Italia SpA/Milano	710,532	349,565

Japan — 6.6%
Dentsu Group Inc.	17,000	605,085
KDDI Corp.	115,000	3,363,026
Nexon Co. Ltd.	32,600	630,361
Nintendo Co. Ltd.	8,100	3,789,642
Nippon Telegraph & Telephone Corp.	153,100	4,187,019
Softbank Corp.	192,400	2,430,121
SoftBank Group Corp.	87,200	4,180,380
Z Holdings Corp.	180,300	1,040,329
		20,225,963
Mexico — 0.7%
America Movil SAB de CV, Series L, NVS	1,582,712	1,676,590
Grupo Televisa SAB, CPO	177,788	334,728
		2,011,318
Netherlands — 1.1%
Koninklijke KPN NV	242,854	754,816
Universal Music Group NV	91,738	2,588,114
		3,342,930
Norway — 0.2%
Telenor ASA	44,200	694,782

South Korea — 1.7%
Kakao Corp.(a)	21,621	2,041,719
NAVER Corp.	10,245	3,251,982
		5,293,701
Spain — 1.3%
Cellnex Telecom SA(b)	39,546	2,290,805
Telefonica SA	371,187	1,609,544
		3,900,349

Security	Shares	Value

Sweden — 0.5%
Embracer Group AB(a)(c)	40,016	$424,530
Tele2 AB, Class B	34,101	486,473
Telia Co. AB	171,294	669,925
		1,580,928
Switzerland — 0.3%
Swisscom AG, Registered	1,756	990,602

Taiwan — 0.4%
Chunghwa Telecom Co. Ltd.	265,120	1,116,047

United Kingdom — 2.8%
Auto Trader Group PLC(b)	67,153	672,528
BT Group PLC	607,906	1,398,487
Informa PLC(a)	103,203	722,584
ITV PLC(a)	254,429	382,563
Pearson PLC	51,169	424,485
Rightmove PLC	60,677	654,753
Vodafone Group PLC	1,857,244	2,797,447
WPP PLC	88,463	1,347,090
		8,399,937
United States — 70.6%
Activision Blizzard Inc.	53,978	3,591,156
Alphabet Inc., Class A(a)	11,949	34,616,731
Alphabet Inc., Class C, NVS(a)	11,107	32,139,104
AT&T Inc.	494,879	12,174,023
Charter Communications Inc., Class A(a)	8,573	5,589,339
Comcast Corp., Class A	279,733	14,078,962
Discovery Inc., Class A(a)(c)	11,877	279,585
Discovery Inc., Class C, NVS(a)	20,639	472,633
DISH Network Corp., Class A(a)(c)	17,017	552,031
Electronic Arts Inc.	19,599	2,585,108
Fox Corp., Class A, NVS	22,201	819,217
Fox Corp., Class B	10,155	348,012
Interpublic Group of Companies Inc. (The)	27,236	1,019,988
Live Nation Entertainment Inc.(a)(c)	9,255	1,107,731
Lumen Technologies Inc.	63,861	801,456
Match Group Inc.(a)(c)	19,617	2,594,348
Meta Platforms Inc, Class A(a)	148,477	49,940,239
Netflix Inc.(a)	21,797	13,131,385
News Corp., Class A, NVS	27,475	612,967
News Corp., Class B	8,241	185,423
Omnicom Group Inc.	14,731	1,079,340
Take-Two Interactive Software Inc.(a)	7,990	1,419,983
T-Mobile U.S. Inc.(a)	40,684	4,718,530
Twitter Inc.(a)	55,416	2,395,080
Verizon Communications Inc.	271,133	14,088,071
ViacomCBS Inc., Class B, NVS	42,045	1,268,918
Walt Disney Co. (The)(a)	89,280	13,828,579
		215,437,939
Total Common Stocks — 99.7%
(Cost: $252,637,086)		304,249,919

Preferred Stocks

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	400,573	190,163

Total Preferred Stocks — 0.1%
(Cost: $342,297)		190,163

Schedule of Investments (unaudited) (continued)	iShares® Global Comm Services ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	3,428,053	$3,429,081
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	100,000	100,000
		3,529,081
Total Short-Term Investments — 1.1%
(Cost: $3,529,292)		3,529,081

Total Investments in Securities — 100.9%
(Cost: $256,508,675)		307,969,163

Other Assets, Less Liabilities — (0.9)%		(2,860,717)

Net Assets — 100.0%		$305,108,446

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,744,057	$685,925	(a)	$—		$(690)	$(211)	$3,429,081	3,428,053	$2,204	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency
Shares	173,000	—		(73,000	)(a)	—	—	100,000	100,000	17		—
						$(690)	$(211)	$3,529,081		$2,221		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	3	03/10/22	$52	$599
E-Mini Communication Services Select Sector Index	4	03/18/22	406	8,265
Euro STOXX 50 Index	2	03/18/22	98	1,482
				$10,346

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Global Comm Services ETF
December 31, 2021

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$228,384,505	$75,865,414	$—	$304,249,919
Preferred Stocks	—	190,163	—	190,163
Money Market Funds	3,529,081	—	—	3,529,081
	$231,913,586	$76,055,577	$—	$307,969,163
Derivative financial instruments(a)
Assets
Futures Contracts	$8,265	$2,081	$—	$10,346

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

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